Transactions and balances with related parties - Schedule of General and Administrative Expense Between Expense of Board Members Compensation (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) boardMember	Dec. 31, 2024 USD ($) boardMember	Dec. 31, 2023 USD ($) boardMember
Disclosure of transactions between related parties [line items]
Share-based compensation expense	$ 9,072,796	$ 8,982,488	$ 8,001,830
Key management personnel compensation	$ 16,211,833	$ 15,956,014	$ 15,130,320
Number of board members | boardMember	16	0	0
Board
Disclosure of transactions between related parties [line items]
Share-based compensation expense	$ 557,668	$ 0	$ 0